Commitment and Contingencies - Summary of liability related to estimated contingent consideration (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Contingent Consideration Arrangements, Change In Amount Of Contingent Consideration [Roll Forward]
Beginning balance	$ 18,250	$ 17,610	$ 17,610	$ 18,435
IRS settlement		(2,727)	(2,727)
Fair value adjustment	16,008	178	640	(825)
Fair value adjustment		2,905	(3,367)
Ending balance	34,258	17,788	18,250	17,610
Array | TRA
Business Combination, Contingent Consideration Arrangements, Change In Amount Of Contingent Consideration [Roll Forward]
Beginning balance	17,808	17,168	17,168	17,993
IRS settlement		(2,727)	(2,727)
Fair value adjustment	516			(825)
Fair value adjustment		2,905	(3,367)
Ending balance	18,324	17,346	17,808	17,168
Array | Earn-Out Liability
Business Combination, Contingent Consideration Arrangements, Change In Amount Of Contingent Consideration [Roll Forward]
Beginning balance	442	442	442	442
IRS settlement			0
Fair value adjustment	15,492
Fair value adjustment			0
Ending balance	$ 15,934	$ 442	$ 442	$ 442